Liabilities to Credit Institutions (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Liabilities to Credit Institutions

	2021	2020
Non-current liabilities to credit institutions	—	91,655
Current liabilities to credit institutions, consisting of the following:
—Liabilities to credit institutions	5,987	4,335
—Overdraft facilities	—	1,197
Total	5,987	97,187